Fair value measurements (Details) - Schedule of financial instruments for which the Company discloses fair value - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Liabilities
PPP Loan	$ 3,193,300	$ 3,193,300
Senior secured term loan	31,660,519	40,696,832	$ 23,181,240
Carrying Amount [Member]
Liabilities
PPP Loan	3,193,300	3,193,300
Senior secured term loan	49,000,000	47,826,670	23,181,240
Preferred Stock warrant liability	580,243	698,451	287,505
Total	52,773,543	51,718,421	23,468,745
Fair Value [Member]
Liabilities
PPP Loan	3,193,300	3,193,300
Senior secured term loan	50,470,000	50,960,000	24,608,068
Preferred Stock warrant liability	580,243	698,451	287,505
Total	54,243,543	54,851,751	24,895,573
Level 1 [Member]
Liabilities
PPP Loan
Senior secured term loan
Preferred Stock warrant liability
Total
Level 2 [Member]
Liabilities
PPP Loan	3,193,300	3,193,300
Senior secured term loan	50,470,000	50,960,000	24,608,068
Preferred Stock warrant liability
Total	53,663,300	54,153,300	24,608,068
Level 3 [Member]
Liabilities
PPP Loan
Senior secured term loan
Preferred Stock warrant liability	580,243	698,451	287,505
Total	$ 580,243	$ 698,451	$ 287,505